Material accounting policies - Schedule of Useful Lives of Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Electronic Equipment [Member]
Material accounting policies - Schedule of Useful Lives of Property Plant and Equipment (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Office equipment [member]
Material accounting policies - Schedule of Useful Lives of Property Plant and Equipment (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years